Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total recognised derivative assets/(liabilities)

	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.23	£m	£m	£m
Foreign exchange derivatives	6,411,178	89,839	(83,459)
Interest rate derivatives	53,452,259	119,533	(107,171)
Credit derivatives	1,482,669	5,280	(5,999)
Equity and stock index and commodity derivatives	2,835,137	49,986	(57,777)
Derivative assets/(liabilities) held for trading	64,181,243	264,638	(254,406)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	156,774	1,428	—
Derivatives designated as fair value hedges	125,205	201	(434)
Derivatives designated as hedges of net investments	3,864	45	(9)
Derivative assets/(liabilities) designated in hedge accounting relationships	285,843	1,674	(443)

Total recognised derivative assets/(liabilities)	64,467,086	266,312	(254,849)

As at 31.12.22
Foreign exchange derivatives	5,908,087	109,288	(103,918)
Interest rate derivatives	42,506,611	134,496	(121,290)
Credit derivatives	1,727,220	5,423	(6,052)
Equity and stock index and commodity derivatives	2,547,855	52,440	(57,313)
Derivative assets/(liabilities) held for trading	52,689,773	301,647	(288,573)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	155,483	549	(212)
Derivatives designated as fair value hedges	126,060	83	(815)
Derivatives designated as hedges of net investments	3,962	101	(20)
Derivative assets/(liabilities) designated in hedge accounting relationships	285,505	733	(1,047)

Total recognised derivative assets/(liabilities)	52,975,278	302,380	(289,620)